UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	September 30, 2022

Franklin Low Volatility High Dividend Index ETFs

Franklin International Low Volatility High Dividend Index ETF

Franklin U.S. Low Volatility High Dividend Index ETF

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Franklin Low Volatility High Dividend Index ETFs

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual reports of Franklin International Low Volatility High Dividend Index ETF and Franklin U.S. Low Volatility High Dividend Index ETF for the six-month reporting period ended September 30, 2022. Please read on for each Fund’s performance information during the Funds’ reporting period.

Special shareholder notice

Effective June 29, 2022, Vaneet Chadha, CFA, Christopher W. Floyd, CFA, and Jose Maldonado, CFA, joined the management team. Effective June 29, 2022, Russell Shtern is no longer a portfolio manager for the Funds.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,
•	Market insights and commentaries from our portfolio managers, and
•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Patrick O’Connor
President and Chief Executive Officer - Investment Management President
October 31, 2022

Franklin Low Volatility High Dividend Index ETFs	III

Performance review

Franklin International Low Volatility High Dividend Index ETF

Franklin International Low Volatility High Dividend Index ETF seeks to track the investment results of an index composed of public traded equity securities of developed markets outside of the United States with relatively high yield and low price and earnings volatility while mitigating exposure to fluctuations between the values of the U.S. dollar and other international currencies.

Performance review

For the six months ended September 30, 2022, Franklin International Low Volatility High Dividend Index ETF generated a -8.10% return on a net asset value (“NAV”)i basis and -7.64% based on its market priceii per share.

The performance table shows the Fund’s total return for the six months ended September 30, 2022 based on its NAV and market price as of September 30, 2022. The Fund seeks to track the investment results of an index composed of publicly traded equity securities of developed markets outside of the United States with relatively high yield and low price and earnings volatility, QS International Low Volatility High Dividend Hedged Index (NR)iii, which returned -8.00% for the same period. The Fund’s broad-based market index, the MSCI World ex-US IMI Local Index (NR)iv returned -11.97% over the same time frame. The Lipper International Large-Cap Value Funds Category Averagev returned -21.44% for the period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of September 30, 2022 (unaudited)
6 months
Franklin International Low Volatility High Dividend Index ETF:
$24.09 (NAV)	-8.10%*†
$24.12 (Market Price)	-7.64%*‡
QS International Low Volatility High Dividend Hedged Index (NR)	-8.00%
MSCI World ex-US IMI Local Index (NR)	-11.97%
Lipper International Large-Cap Value Funds Category Average	-21.44%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.franklintempleton.com.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns shown are typically based upon the official closing price of the Fund’s shares. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.franklintempleton.com.

As of the Fund’s current prospectus dated July 29, 2022, the gross total annual fund operating expense ratio for the Fund was 0.40%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price, which typically is based upon the official closing price of the Fund’s shares.

Looking for additional information?

The Fund’s daily NAV is available online at www.franklintempleton.com. The Fund is traded under the symbol “LVHI” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

RISKS: Equity securities are subject to market and price fluctuations. Dividends are not guaranteed, and a company may reduce or eliminate its dividend at any time. International investments are subject to special risks including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. Currency investing contains heightened risks that include market, political, regulatory, and national conditions, and may not be suitable for all investors. In rising markets, the value of large-cap stocks may not rise as much as smaller-cap stocks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The Fund may focus its investments in certain industries, increasing its vulnerability to market volatility. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Distributions are not guaranteed and are subject to change. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

IV	Franklin Low Volatility High Dividend Index ETFs

Franklin U.S. Low Volatility High Dividend Index ETF

Franklin U.S. Low Volatility High Dividend Index ETF seeks to track the investment results of an index composed of equity securities of U.S. companies with relatively high yield and low price and earnings volatility.

Performance review

For the six months ended September 30, 2022, Franklin U.S. Low Volatility High Dividend Index ETF generated a -12.68% return on a NAV basis and -12.67% based on its market price per share.

The performance table shows the Fund’s total return for the six months ended September 30, 2022 based on its NAV and market price as of September 30, 2022. The Fund seeks to track the investment results of an index composed of equity securities of U.S. companies with relatively high yield and low price and earnings volatility, the QS Low Volatility High Dividend Index (NR)vi, which returned -12.60% for the same period. The Fund’s broad-based market index, the Russell 3000 Indexvii returned -20.42% over the same time frame. The Lipper Multi-Cap Value Funds Category Averageviii returned -16.83% for the period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of September 30, 2022 (unaudited)
6 months
Franklin U.S. Low Volatility High Dividend Index ETF:
$34.12 (NAV)	-12.68%*†
$34.16 (Market Price)	-12.67%*‡
QS Low Volatility High Dividend Index (NR)	-12.60%
Russell 3000 Index	-20.42%
Lipper Multi-Cap Value Funds Category Average	-16.83%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.franklintempleton.com.

Investors buy and sell shares of an ETF at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns are typically based upon the official closing price of the Fund’s shares. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.franklintempleton.com.

As of the Fund’s current prospectus dated July 29, 2022, the gross total annual fund operating expense ratio for the Fund was 0.27%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price, which typically is based upon the official closing price of the Fund’s shares.

Looking for additional information?

The Fund’s daily NAV is available online at www.franklintempleton.com. The Fund is traded under the symbol “LVHD” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

RISKS: Equity securities are subject to market and price fluctuations. Dividends are not guaranteed, and a company may reduce or eliminate its dividend at any time. In rising markets, the value of large-cap stocks may not rise as much as smaller-cap stocks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The Fund may focus its investments in certain industries, increasing its vulnerability to market volatility. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

Franklin Low Volatility High Dividend Index ETFs	V

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,
Patrick O’Connor
President and Chief Executive Officer - Investment Management President
October 31, 2022

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ii	Market price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market price may differ from the Fund’s NAV.

iii

The QS International Low Volatility High Dividend Hedged Index (NR) (the “Underlying Index”) is composed of equity securities in developed markets outside of the United States across a range of market capitalizations that are included in the MSCI World ex-US IMI Local Index. The Underlying Index is based on a proprietary methodology created and sponsored by Franklin Advisers, Inc. (“Franklin Advisers”), the Fund’s subadviser. Franklin Adviser is affiliated with both Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the Fund’s investment manager, and the Fund. Only stocks that have paid or are anticipated to pay a dividend are included in the Underlying Index. Franklin Advisers anticipates that the number of component securities in the Underlying Index will range from 50 to 200, but this number may vary due to market conditions. The Underlying Index’s components are reconstituted annually and rebalanced quarterly. The components of the Underlying Index, and the degree to which these components represent certain sectors and industries, may change over time.

iv

The MSCI World ex-US IMI Index captures large, mid and small cap representation across 22 of 23 Developed Markets (DM) countries — excluding the United States. With 3,491 constituents, the index covers approximately 99% of the free float-adjusted market capitalization in each country. The index calculates performance utilizing local currencies taking out the effect of the converting to the U.S. dollar. Net Returns (NR) include income net of tax withholding when dividends are paid.

[v]

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 77 funds in the Fund’s Lipper category.

vi

The QS Low Volatility High Dividend Index (the “Underlying Index”) seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Underlying Index is based on a proprietary methodology created and sponsored by Franklin Advisers, Inc. (“Franklin Advisers”), the Fund’s subadviser. Franklin Advisers is affiliated with both Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the Fund’s investment manager, and the Fund. The Underlying Index is composed of stocks of U.S. companies across a wide range of market capitalizations, including the largest 3,000 U.S. stocks as determined by the Solactive US Broad Market Index. Stocks in the Underlying Index must have demonstrated profitability over the last four fiscal quarters as a whole. Stocks whose yields are not supported by earnings are excluded from the Underlying Index. Franklin Advisers anticipates that the number of component securities in the Underlying Index will range from 50 to 100, but this number may vary due to market movements. The Underlying Index’s components are reconstituted annually and rebalanced quarterly. The Underlying Index may include large-, mid- or small-capitalization companies. The Fund’s portfolio is rebalanced when the Underlying Index is rebalanced or reconstituted. The components of the Underlying Index, and the degree to which these components represent certain sectors and industries, may change over time.

vii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

viii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 680 funds in the Fund’s Lipper category.

VI	Franklin Low Volatility High Dividend Index ETFs

Funds at a glance (unaudited)

Franklin International Low Volatility High Dividend Index ETF Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of September 30, 2022 and March 31, 2022 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The composition of the Fund’s investments is subject to change at any time.

Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report	1

Funds at a glance (unaudited) (cont’d)

Franklin U.S. Low Volatility High Dividend Index ETF Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of September 30, 2022 and March 31, 2022 and does not include derivatives, such as futures contracts. The composition of the Fund’s investments is subject to change at any time.

2	Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report

Funds expenses (unaudited)

Franklin International Low Volatility High Dividend Index ETF

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on April 1, 2022 and held for the six months ended September 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
-8.10%	$1,000.00	$919.00	0.40%	$1.92	5.00%	$1,000.00	$1,023.06	0.40%	$2.03

[1]	For the six months ended September 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report	3

Funds expenses (unaudited) (cont’d)

Franklin U.S. Low Volatility High Dividend Index ETF

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on April 1, 2022 and held for the six months ended September 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
-12.68%	$1,000.00	$873.20	0.27%	$1.27	5.00%	$1,000.00	$1,023.71	0.27%	$1.37

[1]	For the six months ended September 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

4	Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report

Schedules of investments (unaudited)

September 30, 2022

Franklin International Low Volatility High Dividend Index ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 96.3%
Communication Services — 12.9%
Diversified Telecommunication Services — 8.3%
HKT Trust & HKT Ltd.	381,488	$ 447,100
Koninklijke KPN NV	592,600	1,609,259
Nippon Telegraph & Telephone Corp.	138,900	3,748,270
Orange SA	359,196	3,254,246
Proximus SADP	58,352	605,658
Swisscom AG, Registered Shares	4,410	2,076,744
Total Diversified Telecommunication Services		11,741,277
Media — 0.9%
Eutelsat Communications SA	35,916	278,666
ProSiebenSat.1 Media SE	121,113	866,845
Telenet Group Holding NV	9,831	135,893
Total Media		1,281,404
Wireless Telecommunication Services — 3.7%
Freenet AG	87,450	1,666,289
SoftBank Corp.	362,300	3,620,622
Total Wireless Telecommunication Services		5,286,911
Total Communication Services		18,309,592
Consumer Discretionary — 5.0%
Automobiles — 2.5%
Bayerische Motoren Werke AG	51,989	3,564,663
Household Durables — 1.5%
Barratt Developments PLC	70,460	269,156
JM AB	15,571	217,061
Persimmon PLC	117,588	1,624,385
Total Household Durables		2,110,602
Multiline Retail — 0.9%
Harvey Norman Holdings Ltd.	487,907	1,267,348
Specialty Retail — 0.1%
T-Gaia Corp.	9,600	108,704
Total Consumer Discretionary		7,051,317
Consumer Staples — 12.1%
Food & Staples Retailing — 1.9%
Olam Group Ltd.	74,600	68,107
Tesco PLC	1,110,109	2,562,696
Total Food & Staples Retailing		2,630,803
Food Products — 0.1%
Rogers Sugar Inc.	27,282	122,705
Personal Products — 2.4%
Unilever PLC	76,057	3,369,309
Tobacco — 7.7%
British American Tobacco PLC	96,916	3,490,664
Imperial Brands PLC	179,111	3,708,917

See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report	5

Schedules of investments (unaudited) (cont’d)

September 30, 2022

Franklin International Low Volatility High Dividend Index ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Tobacco — continued
Japan Tobacco Inc.	224,700	$3,685,362
Scandinavian Tobacco Group A/S	5,407	78,720
Total Tobacco		10,963,663
Total Consumer Staples		17,086,480
Energy — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
Itochu Enex Co. Ltd.	14,700	103,792
Woodside Energy Group Ltd.	23,556	479,501
Total Energy		583,293
Financials — 22.7%
Banks — 12.5%
Bank of Nova Scotia	61,580	2,944,439
Banque Cantonale Vaudoise, Registered Shares	3,673	349,667
BOC Hong Kong Holdings Ltd.	576,051	1,918,972
Canadian Imperial Bank of Commerce	70,334	3,094,788
DBS Group Holdings Ltd.	165,300	3,846,517
Oversea-Chinese Banking Corp. Ltd.	259,600	2,140,266
Seven Bank Ltd.	565,900	1,012,595
United Overseas Bank Ltd.	131,100	2,390,115
Total Banks		17,697,359
Capital Markets — 0.3%
IGM Financial Inc.	13,675	342,560
Jupiter Fund Management PLC	64,144	65,768
Total Capital Markets		408,328
Insurance — 9.9%
Assicurazioni Generali SpA	109,219	1,500,090
Direct Line Insurance Group PLC	331,904	687,286
Gjensidige Forsikring ASA	13,790	236,640
Great-West Lifeco Inc.	116,505	2,528,422
Japan Post Holdings Co. Ltd.	551,200	3,646,995
Legal & General Group PLC	179,525	433,874
Poste Italiane SpA	163,444	1,247,319
Zurich Insurance Group AG	9,349	3,751,948
Total Insurance		14,032,574
Total Financials		32,138,261
Health Care — 4.8%
Pharmaceuticals — 4.8%
Novartis AG, Registered Shares	47,081	3,612,932
Sanofi	42,137	3,236,314
Total Health Care		6,849,246
Industrials — 10.3%
Air Freight & Logistics — 0.3%
Cia de Distribucion Integral Logista Holdings SA	15,309	279,703
Oesterreichische Post AG	3,306	88,417
Total Air Freight & Logistics		368,120

See Notes to Financial Statements.

6	Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report

Franklin International Low Volatility High Dividend Index ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Commercial Services & Supplies — 0.5%
Securitas AB, Class B Shares	108,285	$757,190
Construction & Engineering — 2.6%
ACS Actividades de Construccion y Servicios SA	38,953	882,648
Bouygues SA	55,527	1,460,561
Chudenko Corp.	7,900	114,124
NCC AB, Class B Shares	17,919	129,659
Nishimatsu Construction Co. Ltd.	27,500	721,009
Okumura Corp	10,500	206,453
Peab AB, Class B Shares	13,403	64,554
Sanki Engineering Co. Ltd.	9,800	107,313
Total Construction & Engineering		3,686,321
Industrial Conglomerates — 1.6%
CK Hutchison Holdings Ltd.	275,700	1,524,272
Keppel Corp. Ltd.	151,900	735,734
Total Industrial Conglomerates		2,260,006
Machinery — 1.1%
Kone oyj, Class B Shares	37,839	1,468,302
Professional Services — 0.3%
Adecco Group AG, Registered Shares	16,522	460,115
Road & Rail — 1.3%
Aurizon Holdings Ltd.	841,562	1,866,734
Trading Companies & Distributors — 2.6%
Mitsubishi Corp.	131,000	3,591,199
Nippon Steel Trading Corp.	2,900	100,777
Total Trading Companies & Distributors		3,691,976
Total Industrials		14,558,764
Information Technology — 0.1%
Communications Equipment — 0.1%
VTech Holdings Ltd.	13,661	78,400
Materials — 10.3%
Chemicals — 0.0%††
Kemira oyj	8,475	94,234
Construction Materials — 3.1%
CSR Ltd.	282,259	807,579
Holcim AG	85,668	3,566,853
Total Construction Materials		4,374,432
Metals & Mining — 7.2%
BHP Group Ltd.	130,550	3,233,259
Rio Tinto Ltd.	57,034	3,424,613
Rio Tinto PLC	64,707	3,536,499
Total Metals & Mining		10,194,371
Total Materials		14,663,037
Real Estate — 6.2%
Equity Real Estate Investment Trusts (REITs) — 3.5%
AEON REIT Investment Corp.	481	518,401
CapLand Ascendas REIT	606,200	1,136,440

See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report	7

Schedules of investments (unaudited) (cont’d)

September 30, 2022

Franklin International Low Volatility High Dividend Index ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Charter Hall Long Wale REIT	84,481	$ 215,639
Cofinimmo SA	1,983	164,736
Cromwell Property Group	359,075	154,681
CT Real Estate Investment Trust	24,052	262,742
Frontier Real Estate Investment Corp.	98	360,869
Mapletree Industrial Trust	343,000	568,918
Sasseur Real Estate Investment Trust	177,200	87,063
SmartCentres Real Estate Investment Trust	52,121	984,346
Waypoint REIT Ltd.	299,172	455,876
Total Equity Real Estate Investment Trusts (REITs)		4,909,711
Real Estate Management & Development — 2.7%
Allreal Holding AG, Registered Shares	1,093	153,248
Cibus Nordic Real Estate AB	7,227	94,428
Daiwa House Industry Co. Ltd.	35,500	721,920
Henderson Land Development Co. Ltd.	110,637	310,069
Kerry Properties Ltd.	46,694	88,630
LEG Immobilien SE	8,093	486,481
Samhallsbyggnadsbolaget i Norden AB, Class D Shares	42,628	64,264
Sun Hung Kai Properties Ltd.	171,902	1,901,895
Total Real Estate Management & Development		3,820,935
Total Real Estate		8,730,646
Utilities — 11.5%
Electric Utilities — 4.8%
CK Infrastructure Holdings Ltd.	86,932	443,525
Iberdrola SA	364,682	3,423,273
Power Assets Holdings Ltd.	141,688	711,157
Red Electrica Corp. SA	70,765	1,089,095
Terna Rete Elettrica Nazionale SpA	188,940	1,156,844
Total Electric Utilities		6,823,894
Gas Utilities — 2.2%
Italgas SpA	67,487	315,759
Naturgy Energy Group SA	35,516	825,644
Rubis SCA	15,503	324,861
Snam SpA	394,079	1,600,603
Total Gas Utilities		3,066,867
Multi-Utilities — 4.5%
A2A SpA	558,831	547,349
ACEA SpA	6,557	71,559
E.ON SE	328,213	2,538,832
Engie SA	262,718	3,047,796
National Grid PLC	22,385	232,642
Total Multi-Utilities		6,438,178
Total Utilities		16,328,939
Total Common Stocks (Cost — $161,322,135)		136,377,975

See Notes to Financial Statements.

8	Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report

Franklin International Low Volatility High Dividend Index ETF

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Preferred Stocks — 0.6%
Consumer Discretionary — 0.6%
Automobiles — 0.6%
Bayerische Motoren Werke AG (Cost — $924,648)	8.700%	13,283	$870,549	(a)
Total Investments before Short-Term Investments (Cost — $162,246,783)			137,248,524
Short-Term Investments — 0.5%
Invesco Treasury Portfolio, Institutional Class (Cost — $711,244)	2.846%	711,244	711,244
Total Investments — 97.4% (Cost — $162,958,027)			137,959,768
Other Assets in Excess of Liabilities — 2.6%			3,674,051
Total Net Assets — 100.0%			$141,633,819

††	Represents less than 0.1%.

(a)	The rate shown represents the yield as of September 30, 2022.

Abbreviation(s) used in this schedule:

REIT	—	Real Estate Investment Trust

At September 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI EAFE Index	6	12/22	$555,232	$498,180	$(57,052)

At September 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	153,725	CHF	150,735	Bank of New York	10/11/22	$425
USD	157,768	CHF	151,379	Bank of New York	10/11/22	3,813
USD	158,618	CHF	152,787	Bank of New York	10/11/22	3,230
USD	307,519	CHF	301,506	Bank of New York	10/11/22	882
USD	307,521	CHF	304,396	Bank of New York	10/11/22	(2,055)
USD	312,126	CHF	300,704	Bank of New York	10/11/22	6,305
USD	321,415	CHF	305,182	Bank of New York	10/11/22	11,039
USD	13,417,147	CHF	13,031,994	Bank of New York	10/11/22	163,359
USD	674	DKK	5,200	Bank of New York	10/11/22	(12)
USD	706	DKK	5,222	Bank of New York	10/11/22	18
USD	710	DKK	5,270	Bank of New York	10/11/22	16
USD	1,360	DKK	10,407	Bank of New York	10/11/22	(13)
USD	1,364	DKK	10,500	Bank of New York	10/11/22	(21)
USD	1,396	DKK	10,373	Bank of New York	10/11/22	28
USD	1,437	DKK	10,527	Bank of New York	10/11/22	48
USD	60,703	DKK	452,546	Bank of New York	10/11/22	1,031
USD	423,157	EUR	439,068	Bank of New York	10/11/22	(7,312)
USD	443,574	EUR	440,899	Bank of New York	10/11/22	11,310
USD	446,195	EUR	445,000	Bank of New York	10/11/22	9,910
USD	853,602	EUR	878,604	Bank of New York	10/11/22	(7,794)
USD	856,221	EUR	886,570	Bank of New York	10/11/22	(12,985)
USD	876,553	EUR	875,817	Bank of New York	10/11/22	17,889
USD	902,069	EUR	888,865	Bank of New York	10/11/22	30,613
USD	38,114,795	EUR	38,210,129	Bank of New York	10/11/22	653,034
USD	208,424	GBP	193,932	Bank of New York	10/11/22	(8,116)

See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report	9

Schedules of investments (unaudited) (cont’d)

September 30, 2022

Franklin International Low Volatility High Dividend Index ETF

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	225,197	GBP	197,330	Bank of New York	10/11/22	$4,863
USD	226,569	GBP	195,511	Bank of New York	10/11/22	8,267
USD	424,116	GBP	393,138	Bank of New York	10/11/22	(14,851)
USD	424,391	GBP	389,150	Bank of New York	10/11/22	(10,123)
USD	443,466	GBP	388,370	Bank of New York	10/11/22	9,823
USD	461,914	GBP	394,397	Bank of New York	10/11/22	21,541
USD	19,477,930	GBP	16,945,420	Bank of New York	10/11/22	557,112
USD	82,221	HKD	645,309	Bank of New York	10/11/22	(7)
USD	82,610	HKD	647,993	Bank of New York	10/11/22	39
USD	83,350	HKD	654,020	Bank of New York	10/11/22	12
USD	164,037	HKD	1,287,193	Bank of New York	10/11/22	16
USD	164,431	HKD	1,290,363	Bank of New York	10/11/22	7
USD	166,035	HKD	1,302,998	Bank of New York	10/11/22	0	(a)
USD	166,561	HKD	1,306,482	Bank of New York	10/11/22	83
USD	7,167,005	HKD	56,216,227	Bank of New York	10/11/22	3,647
USD	233,895	JPY	33,784,730	Bank of New York	10/11/22	241
USD	238,757	JPY	33,928,026	Bank of New York	10/11/22	4,111
USD	239,443	JPY	34,243,598	Bank of New York	10/11/22	2,615
USD	469,743	JPY	67,395,721	Bank of New York	10/11/22	3,635
USD	472,428	JPY	67,604,249	Bank of New York	10/11/22	4,878
USD	473,172	JPY	68,223,224	Bank of New York	10/11/22	1,341
USD	481,639	JPY	68,411,336	Bank of New York	10/11/22	8,507
USD	20,460,544	JPY	2,938,453,262	Bank of New York	10/11/22	138,254
USD	2,648	NOK	28,606	Bank of New York	10/11/22	23
USD	2,823	NOK	28,954	Bank of New York	10/11/22	166
USD	2,892	NOK	28,687	Bank of New York	10/11/22	260
USD	5,379	NOK	57,685	Bank of New York	10/11/22	86
USD	5,388	NOK	57,156	Bank of New York	10/11/22	142
USD	5,528	NOK	56,986	Bank of New York	10/11/22	298
USD	5,883	NOK	57,831	Bank of New York	10/11/22	576
USD	247,997	NOK	2,499,685	Bank of New York	10/11/22	18,592
USD	12,142	SEK	137,303	Bank of New York	10/11/22	(237)
USD	12,912	SEK	139,394	Bank of New York	10/11/22	345
USD	13,032	SEK	138,109	Bank of New York	10/11/22	581
USD	24,454	SEK	275,211	Bank of New York	10/11/22	(358)
USD	24,634	SEK	277,713	Bank of New York	10/11/22	(403)
USD	25,267	SEK	274,344	Bank of New York	10/11/22	533
USD	26,607	SEK	278,493	Bank of New York	10/11/22	1,499
USD	1,116,487	SEK	11,984,393	Bank of New York	10/11/22	36,025
USD	121,416	AUD	187,466	UBS Securities LLC	10/11/22	868
USD	127,278	AUD	189,851	UBS Securities LLC	10/11/22	5,197
USD	128,710	AUD	188,102	UBS Securities LLC	10/11/22	7,754
USD	245,009	AUD	374,686	UBS Securities LLC	10/11/22	4,072
USD	245,591	AUD	378,239	UBS Securities LLC	10/11/22	2,369
USD	250,344	AUD	373,652	UBS Securities LLC	10/11/22	10,072
USD	261,384	AUD	379,421	UBS Securities LLC	10/11/22	17,402
USD	10,999,686	AUD	16,317,660	UBS Securities LLC	10/11/22	506,837
USD	110,919	CAD	151,804	UBS Securities LLC	10/11/22	443
USD	115,815	CAD	153,855	UBS Securities LLC	10/11/22	3,847
USD	116,824	CAD	152,437	UBS Securities LLC	10/11/22	5,888
USD	223,527	CAD	303,687	UBS Securities LLC	10/11/22	2,519

See Notes to Financial Statements.

10	Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report

Franklin International Low Volatility High Dividend Index ETF

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	223,985	CAD	306,524	UBS Securities LLC	10/11/22	$912
USD	226,968	CAD	302,807	UBS Securities LLC	10/11/22	6,600
USD	236,819	CAD	307,443	UBS Securities LLC	10/11/22	13,078
USD	10,043,742	CAD	13,190,688	UBS Securities LLC	10/11/22	444,224
USD	113,491	SGD	163,349	UBS Securities LLC	10/11/22	(361)
USD	117,229	SGD	164,030	UBS Securities LLC	10/11/22	2,902
USD	117,564	SGD	165,556	UBS Securities LLC	10/11/22	2,174
USD	228,691	SGD	326,729	UBS Securities LLC	10/11/22	966
USD	229,951	SGD	329,836	UBS Securities LLC	10/11/22	61
USD	231,092	SGD	325,835	UBS Securities LLC	10/11/22	3,990
USD	237,065	SGD	330,722	UBS Securities LLC	10/11/22	6,557
USD	10,114,374	SGD	14,224,471	UBS Securities LLC	10/11/22	200,133
Total						$2,925,285

(a)	Amount represents less than $1.

Abbreviation(s) used in this table:

AUD	—	Australian Dollar

CAD	—	Canadian Dollar

CHF	—	Swiss Franc

DKK	—	Danish Krone

EUR	—	Euro

GBP	—	British Pound

HKD	—	Hong Kong Dollar

JPY	—	Japanese Yen

NOK	—	Norwegian Krone

SEK	—	Swedish Krona

SGD	—	Singapore Dollar

USD	—	United States Dollar

Summary of Investments by Country*
Japan	16.2%
United Kingdom	13.0
Australia	11.2
Switzerland	10.1
France	8.4
Singapore	7.9
Canada	7.4
Germany	7.2
Spain	4.7
Italy	4.7
Hong Kong	2.9
China	1.4
Netherlands	1.2
Finland	1.1
Sweden	1.0
Belgium	0.7
Norway	0.2
Austria	0.1
Denmark	0.1
Short-Term Investments	0.5
100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of September 30, 2022 and are subject to change.

See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report	11

Schedules of investments (unaudited) (cont’d)

September 30, 2022

Franklin U.S. Low Volatility High Dividend Index ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 99.1%
Communication Services — 6.3%
Diversified Telecommunication Services — 4.2%
AT&T Inc.	970,732	$14,891,029
Verizon Communications Inc.	405,143	15,383,280
Total Diversified Telecommunication Services		30,274,309
Media — 2.1%
Interpublic Group of Cos. Inc.	282,485	7,231,616
Omnicom Group Inc.	133,080	8,396,017
Total Media		15,627,633
Total Communication Services		45,901,942
Consumer Staples — 22.4%
Beverages — 5.3%
Coca-Cola Co.	325,575	18,238,711
PepsiCo Inc.	122,365	19,977,310
Total Beverages		38,216,021
Food Products — 9.5%
Campbell Soup Co.	167,823	7,907,820
Conagra Brands Inc.	350,720	11,443,994
Flowers Foods Inc.	88,501	2,185,090
General Mills Inc.	276,050	21,148,190
JM Smucker Co.	74,279	10,206,677
Kellogg Co.	229,492	15,986,413
Total Food Products		68,878,184
Household Products — 5.0%
Colgate-Palmolive Co.	260,358	18,290,149
Kimberly-Clark Corp.	155,268	17,473,861
Reynolds Consumer Products Inc.	33,606	874,092
Total Household Products		36,638,102
Tobacco — 2.6%
Philip Morris International Inc.	221,328	18,372,438
Universal Corp.	11,007	506,762
Total Tobacco		18,879,200
Total Consumer Staples		162,611,507
Energy — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
DT Midstream Inc.	43,708	2,268,008
Financials — 8.2%
Banks — 5.7%
Bank of Hawaii Corp.	17,021	1,295,639
Citigroup Inc.	404,395	16,851,140
First Financial Bancorp	27,503	579,763
First Hawaiian Inc.	47,227	1,163,201
Northwest Bancshares Inc.	80,677	1,089,946
Old National Bancorp	329,687	5,429,945
United Bankshares Inc.	56,240	2,010,580

See Notes to Financial Statements.

12	Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report

Franklin U.S. Low Volatility High Dividend Index ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Banks — continued
US Bancorp	297,860	$12,009,715
WesBanco Inc.	18,979	633,329
Total Banks		41,063,258
Capital Markets — 0.1%
Cohen & Steers Inc.	7,592	475,487
Insurance — 1.6%
CNA Financial Corp.	13,331	491,914
Fidelity National Financial Inc.	210,155	7,607,611
First American Financial Corp.	73,101	3,369,956
Safety Insurance Group Inc.	5,513	449,640
Total Insurance		11,919,121
Thrifts & Mortgage Finance — 0.8%
New York Community Bancorp Inc.	609,697	5,200,715
Provident Financial Services Inc.	30,075	586,463
Total Thrifts & Mortgage Finance		5,787,178
Total Financials		59,245,044
Health Care — 8.1%
Biotechnology — 3.2%
AbbVie Inc.	16,631	2,232,047
Gilead Sciences Inc.	337,647	20,829,443
Total Biotechnology		23,061,490
Pharmaceuticals — 4.9%
Johnson & Johnson	116,770	19,075,547
Pfizer Inc.	387,997	16,978,749
Total Pharmaceuticals		36,054,296
Total Health Care		59,115,786
Industrials — 10.2%
Aerospace & Defense — 2.5%
Lockheed Martin Corp.	47,290	18,267,654
Industrial Conglomerates — 2.3%
3M Co.	149,470	16,516,435
Machinery — 3.5%
Cummins Inc.	99,864	20,323,323
PACCAR Inc.	61,783	5,170,619
Total Machinery		25,493,942
Trading Companies & Distributors — 1.9%
Fastenal Co.	243,479	11,209,773
MSC Industrial Direct Co. Inc., Class A Shares	33,892	2,467,677
Total Trading Companies & Distributors		13,677,450
Total Industrials		73,955,481
Information Technology — 3.6%
Communications Equipment — 2.2%
Cisco Systems Inc.	405,035	16,201,400
Technology Hardware, Storage & Peripherals — 1.4%
Seagate Technology Holdings PLC	190,424	10,136,269
Total Information Technology		26,337,669

See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report	13

Schedules of investments (unaudited) (cont’d)

September 30, 2022

Franklin U.S. Low Volatility High Dividend Index ETF

(Percentages shown based on Fund net assets)

Security	Shares	Value
Materials — 4.5%
Chemicals — 2.7%
Air Products & Chemicals Inc.	86,304	$20,085,530
Containers & Packaging — 1.8%
International Paper Co.	248,707	7,884,012
Packaging Corp. of America	44,938	5,046,088
Total Containers & Packaging		12,930,100
Total Materials		33,015,630
Real Estate — 11.6%
Equity Real Estate Investment Trusts (REITs) — 11.6%
Agree Realty Corp.	58,303	3,940,117
Armada Hoffler Properties Inc.	42,132	437,330
Broadstone Net Lease Inc.	46,793	726,695
CareTrust REIT Inc.	68,360	1,238,000
Corporate Office Properties Trust	64,117	1,489,438
CubeSmart	130,081	5,211,045
Easterly Government Properties Inc.	57,023	899,253
Four Corners Property Trust Inc.	39,834	963,584
Gaming and Leisure Properties Inc.	110,620	4,893,829
Getty Realty Corp.	22,635	608,655
Healthcare Realty Trust Inc.	192,005	4,003,304
Highwoods Properties Inc.	61,988	1,671,196
Industrial Logistics Properties Trust	82,832	455,576
Kimco Realty Corp.	326,601	6,012,724
LXP Industrial Trust	111,287	1,019,389
Medical Properties Trust Inc.	551,422	6,539,865
National Health Investors Inc.	21,622	1,222,292
National Retail Properties Inc.	75,828	3,022,504
Physicians Realty Trust	211,140	3,175,546
Spirit Realty Capital Inc.	67,141	2,427,818
STAG Industrial Inc.	115,953	3,296,544
STORE Capital Corp.	220,392	6,904,881
VICI Properties Inc.	602,456	17,983,312
WP Carey Inc.	84,785	5,917,993
Total Real Estate		84,060,890
Utilities — 23.9%
Electric Utilities — 15.3%
ALLETE Inc.	26,653	1,333,983
Alliant Energy Corp.	141,994	7,524,262
American Electric Power Co. Inc.	214,434	18,537,819
Avangrid Inc.	63,517	2,648,659
Duke Energy Corp.	193,052	17,957,697
Evergy Inc.	107,775	6,401,835
Eversource Energy	148,984	11,614,793
Exelon Corp.	461,242	17,278,125
Hawaiian Electric Industries Inc.	28,802	998,277
OGE Energy Corp.	97,290	3,547,193

See Notes to Financial Statements.

14	Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report

Franklin U.S. Low Volatility High Dividend Index ETF

(Percentages shown based on Fund net assets)

Security		Shares	Value
Electric Utilities — continued
Pinnacle West Capital Corp.		60,176	$3,881,954
Portland General Electric Co.		87,630	3,808,400
Xcel Energy Inc.		241,920	15,482,880
Total Electric Utilities			111,015,877
Gas Utilities — 1.1%
Northwest Natural Holding Co.		20,971	909,722
Spire Inc.		28,394	1,769,798
UGI Corp.		156,468	5,058,610
Total Gas Utilities			7,738,130
Multi-Utilities — 7.5%
Avista Corp.		34,726	1,286,598
Black Hills Corp.		25,521	1,728,537
Consolidated Edison Inc.		144,673	12,407,157
Dominion Energy Inc.		262,383	18,133,289
DTE Energy Co.		79,256	9,118,403
NorthWestern Corp.		30,743	1,515,015
WEC Energy Group Inc.		118,873	10,630,813
Total Multi-Utilities			54,819,812
Total Utilities			173,573,819
Total Investments before Short-Term Investments (Cost — $792,603,422)			720,085,776

	Rate
Short-Term Investments — 0.6%
Invesco Treasury Portfolio, Institutional Class (Cost — $4,507,018)	2.846%	4,507,018	4,507,018
Total Investments — 99.7% (Cost — $797,110,440)			724,592,794
Other Assets in Excess of Liabilities — 0.3%			2,255,238
Total Net Assets — 100.0%			$726,848,032

Abbreviation(s) used in this schedule:

REIT	—	Real Estate Investment Trust

At September 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	20	12/22	$3,890,266	$3,601,500	$(288,766)

See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report	15

Statements of assets and liabilities (unaudited)

September 30, 2022

	Franklin International Low Volatility High Dividend Index ETF	Franklin U.S. Low Volatility High Dividend Index ETF

Assets:
Investments, at value (Cost — $162,958,027 and $797,110,440, respectively)	$137,959,768	$724,592,794
Foreign currency, at value (Cost — $95,467 and $0, respectively)	95,979	—
Unrealized appreciation on forward foreign currency contracts	2,989,933	—
Dividends receivable	678,798	2,269,807
Receivable for securities sold	94,379	—
Deposits with brokers for open futures contracts	80,002	435,945
Receivable for Fund shares sold	—	1,356
Total Assets	141,898,859	727,299,902

Liabilities:
Payable for securities purchased	94,715	—
Unrealized depreciation on forward foreign currency contracts	64,648	—
Payable to brokers — net variation margin on open futures contracts	57,052	288,766
Investment management fee payable	44,804	163,104
Payable for Fund shares repurchased	3,821	—
Total Liabilities	265,040	451,870
Total Net Assets	$141,633,819	$726,848,032

Net Assets:
Par value (Note 5)	$59	$213
Paid-in capital in excess of par value	157,147,915	849,410,371
Total distributable earnings (loss)	(15,514,155)	(122,562,552)
Total Net Assets	$141,633,819	$726,848,032

Shares Outstanding	5,880,000	21,300,000

Net Asset Value	$24.09	$34.12

See Notes to Financial Statements.

16	Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report

Statements of operations (unaudited)

For the Six Months Ended September 30, 2022

	Franklin International Low Volatility High Dividend Index ETF	Franklin U.S. Low Volatility High Dividend Index ETF
Investment Income:
Dividends	$4,215,482	$13,303,939
Less: Foreign taxes withheld	(229,392)	—
Total Investment Income	3,986,090	$13,303,939

Expenses:
Investment management fee (Note 2)	228,811	891,442
Total Expenses	228,811	891,442
Net Investment Income	3,757,279	12,412,497

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	713,470	69,412,739
Futures contracts	471,575	49,329
Forward foreign currency contracts	11,584,533	—
Foreign currency transactions	(235,659)	—
Net Realized Gain	12,533,919	69,462,068
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(29,459,268)	(179,434,159)
Futures contracts	(85,846)	(445,161)
Forward foreign currency contracts	2,556,517	—
Foreign currencies	(28,689)	—
Change in Net Unrealized Appreciation (Depreciation)	(27,017,286)	(179,879,320)
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(14,483,367)	(110,417,252)
Decrease in Net Assets From Operations	$(10,726,088)	$(98,004,755)

See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report	17

Statements of changes in net assets

Franklin International Low Volatility High Dividend Index ETF

For the Six Months Ended September 30, 2022 (unaudited), the Period Ended March 31, 2022 and the Year Ended October 31, 2021	2022	2022†	2021

Operations:
Net investment income	$3,757,279	$ 1,362,130	$2,953,235
Net realized gain	12,533,919	1,442,589	2,706,473
Change in net unrealized appreciation (depreciation)	(27,017,286)	1,892,546	8,966,631
Increase (Decrease) in Net Assets From Operations	(10,726,088)	4,697,265	14,626,339

Distributions to Shareholders From (Note 1):
Total distributable earnings	(3,355,005)	(996,904)	(3,400,710)
Decrease in Net Assets From Distributions to Shareholders	(3,355,005)	(996,904)	(3,400,710)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (2,820,000, 660,000 and 780,000 shares issued, respectively)	73,314,487	18,014,305	20,032,871
Cost of shares repurchased (720,000, 0 and 180,000 shares repurchased, respectively)	(19,890,389)	—	(4,234,783)
Increase in Net Assets From Fund Share Transactions	53,424,098	18,014,305	15,798,088
Increase in Net Assets	39,343,005	21,714,666	27,023,717

Net Assets:
Beginning of period	102,290,814	80,576,148	53,552,431
End of period	$141,633,819	$102,290,814	$80,576,148

†	For the period November 1, 2021 through March 31, 2022.

See Notes to Financial Statements.

18	Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report

Franklin U.S. Low Volatility High Dividend Index ETF

For the Six Months Ended September 30, 2022 (unaudited), the Period Ended March 31, 2022 and the Year Ended October 31, 2021	2022	2022†	2021

Operations:
Net investment income	$12,412,497	$8,350,472	$20,565,556
Net realized gain	69,462,068	32,474,944	71,720,894
Change in net unrealized appreciation (depreciation)	(179,879,320)	14,718,658	98,709,612
Increase (Decrease) in Net Assets From Operations	(98,004,755)	55,544,074	190,996,062

Distributions to Shareholders From (Note 1):
Total distributable earnings	(9,650,000)	(10,500,011)	(22,234,998)
Decrease in Net Assets From Distributions to Shareholders	(9,650,000)	(10,500,011)	(22,234,998)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (13,300,000, 2,450,000 and 7,350,000 shares issued, respectively)	509,214,302	96,197,933	259,815,707
Cost of shares repurchased (10,350,000, 4,000,000 and 10,300,000 shares repurchased, respectively)	(402,347,452)	(156,109,527)	(357,062,815)
Increase (Decrease) in Net Assets From Fund Share Transactions	106,866,850	(59,911,594)	(97,247,108)
Increase (Decrease) in Net Assets	(787,905)	(14,867,531)	71,513,956

Net Assets:
Beginning of period	727,635,937	742,503,468	670,989,512
End of period	$726,848,032	$727,635,937	$742,503,468

†	For the period November 1, 2021 through March 31, 2022.

See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report	19

Financial highlights

Franklin International Low Volatility High Dividend Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2022[1,2]	2022[1,3]	2021[1,4]	2020[1,4]	2019[1,4]	2018[1,4]	2017[1,4]

Net asset value, beginning of period	$27.06	$25.83	$21.25	$27.15	$26.42	$28.19	$25.25

Income (loss) from operations:
Net investment income	0.86	0.41	1.13	1.00	1.18	1.22	0.85
Net realized and unrealized gain (loss)	(2.98)	1.12	4.78	(5.47)	1.85	(1.65)	3.21
Total income (loss) from operations	(2.12)	1.53	5.91	(4.47)	3.03	(0.43)	4.06

Less distributions from:
Net investment income	(0.85)	(0.30)	(1.33)	(1.13)	(1.16)	(1.34)	(0.90)
Net realized gains	—	—	—	(0.30)	(1.14)	—	(0.22)
Total distributions	(0.85)	(0.30)	(1.33)	(1.43)	(2.30)	(1.34)	(1.12)

Net asset value, end of period	$24.09	$27.06	$25.83	$21.25	$27.15	$26.42	$28.19
Total return, based on NAV[5]	(8.10)%	5.98%	28.28%	(17.20)%	12.65%	(1.49)%	16.35%

Net assets, end of period (000s)	$141,634	$102,291	$80,576	$53,552	$53,751	$49,144	$60,898

Ratios to average net assets:
Gross expenses	0.40%[6]	0.40%[6]	0.40%	0.40%	0.40%	0.40%	0.40%
Net expenses	0.40 [6]	0.40[6]	0.40	0.40	0.40	0.40	0.40
Net investment income	6.57 [6]	3.75[6]	4.51	4.28	4.54	4.46	3.13

Portfolio turnover rate[7]	21%	24%	54%	96%	41%	41%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2022 (unaudited).

[3]	For the period November 1, 2021 through March 31, 2022.

[4]	For the year ended October 31.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

20	Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report

Franklin U.S. Low Volatility High Dividend Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2022[1,2]	2022[1,3]	2021[1,4]	2020[1,4]	2019[1,4]	2018[1,4]	2017[1,4]

Net asset value, beginning of period	$39.65	$37.31	$29.36	$33.77	$30.19	$30.60	$27.55

Income (loss) from operations:
Net investment income	0.72	0.43	0.99	1.13	1.11	1.09	1.03
Net realized and unrealized gain (loss)	(5.68)	2.45	8.01	(4.45)	3.36	(0.41)	3.03
Total income (loss) from operations	(4.96)	2.88	9.00	(3.32)	4.47	0.68	4.06

Less distributions from:
Net investment income	(0.57)	(0.54)	(1.05)	(1.09)	(0.89)	(1.09)	(1.01)
Total distributions	(0.57)	(0.54)	(1.05)	(1.09)	(0.89)	(1.09)	(1.01)

Net asset value, end of period	$34.12	$39.65	$37.31	$29.36	$33.77	$30.19	$30.60
Total return, based on NAV[5]	(12.68)%	7.76%	31.07%	(9.90)%	15.15%	2.25%	14.89%

Net assets, end of period (millions)	$727	$728	$743	$671	$824	$578	$447

Ratios to average net assets:
Gross expenses	0.27%[6]	0.27%[6]	0.27%	0.27%	0.27%	0.27%	0.29%
Net expenses	0.27 [6]	0.27[6]	0.27	0.27	0.27	0.27	0.29
Net investment income	3.76 [6]	2.71[6]	2.84	3.69	3.50	3.60	3.45

Portfolio turnover rate[7]	38%	14%	52%	48%	29%	44%	28%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2022 (unaudited).

[3]	For the period November 1, 2021 through March 31, 2022.

[4]	For the year ended October 31.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin International Low Volatility High Dividend Index ETF (“International Low Volatility High Dividend Index ETF”) and Franklin U.S. Low Volatility High Dividend Index ETF (“U.S. Low Volatility High Dividend Index ETF”) (the “Funds”) (prior to June 22, 2022, the Funds were known as Legg Mason International Low Volatility High Dividend ETF and Legg Mason Low Volatility High Dividend ETF) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Funds are exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. The Funds are designed to track an index. Similar to shares of an index mutual fund, each share of the Funds represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Funds are listed and traded at market prices on the Cboe BZX Exchange, Inc. for International Low Volatility High Dividend Index ETF and NASDAQ for U.S. Low Volatility High Dividend Index ETF. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.

International Low Volatility High Dividend Index ETF and U.S. Low Volatility High Dividend Index ETF seek to track the investment results of the QS International Low Volatility High Dividend Hedged Index and QS Low Volatility High Dividend Index, respectively (together, the “Indices”). The QS International Low Volatility High Dividend Hedged Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies. The QS Low Volatility High Dividend Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Indices are based on a proprietary methodology created and sponsored by Franklin Advisers, Inc. (“Franklin Advisers”), the Funds’ subadviser.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

22	Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report

Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:

International Low Volatility High Dividend Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$136,377,975	—	—	$136,377,975
Preferred Stocks	870,549	—	—	870,549
Total Long-Term Investments	137,248,524	—	—	137,248,524
Short-Term Investments†	711,244	—	—	711,244
Total Investments	$137,959,768	—	—	$137,959,768

Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$2,989,933	—	$2,989,933
Total	$137,959,768	$2,989,933	—	$140,949,701

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$57,052	—	—	$57,052
Forward Foreign Currency Contracts††	—	$64,648	—	64,648
Total	$57,052	$64,648	—	$121,700
† See Schedule of Investments for additional detailed categorizations. ††Reflects the unrealized appreciation (depreciation) of the instruments. U.S. Low Volatility High Dividend Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$720,085,776	—	—	$720,085,776
Short-Term Investments†	4,507,018	—	—	4,507,018
Total Investments	$724,592,794	—	—	$724,592,794

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$288,766	—	—	$288,766

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Funds use futures contracts generally to gain or manage exposure to certain asset classes, sectors, or markets or for cash management purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Funds are required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statements of Operations and the Funds recognize a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Funds enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily

24	Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report

and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Funds have entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Funds’ net assets or net asset value per

Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedules of Investments.

As of September 30, 2022, International Low Volatility High Dividend Index ETF held forward foreign currency contracts with credit related contingent features which had a liability position of $64,648. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after International Low Volatility High Dividend Index ETF determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Funds is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(i) Distributions to shareholders. Distributions from net investment income of the Funds, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2022, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

26	Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager. Franklin Advisers is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. LMPFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds. Each Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement and subject to the general supervision of the Funds’ Board of Trustees, LMPFA as to each Fund provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure.

Each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets as follows:

Annualized Fee Rate
Franklin International Low Volatility High Dividend Index ETF	0.40%
Franklin U.S. Low Volatility High Dividend Index ETF	0.27%

As compensation for its subadvisory services, LMPFA as to each Fund pays Franklin Advisers 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA as to each Fund pays Western Asset monthly a fee of 0.02% of the portion of each Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Funds on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

The Funds’ Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, each Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Funds, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended September 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
International Low Volatility High Dividend Index ETF	$40,314,288	$23,601,074
U.S. Low Volatility High Dividend Index ETF	256,257,360	259,054,469

During the six months ended September 30, 2022, in-kind transactions (Note 5) were as follows:

	Contributions	Redemptions	Realized gain (loss)*
International Low Volatility High Dividend Index ETF	$68,919,732	$20,069,445	$2,049,404
U.S.Low Volatility High Dividend Index ETF	509,174,545	400,115,859	75,580,933

* Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Funds’ Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

At September 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	International Low Volatility High Dividend Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$162,958,027	$461,405	$(25,459,664)	$(24,998,259)
Futures contracts	—	—	(57,052)	(57,052)
Forward foreign currency contracts	—	2,989,933	(64,648)	2,925,285

	U.S. Low Volatility High Dividend Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$797,110,440	$12,016,496	$(84,534,142)	$(72,517,646)
Futures contracts	—	—	(288,766)	(288,766)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2022.

International Low Volatility High Dividend Index ETF

ASSET DERIVATIVES[1]
			Foreign Exchange Risk
Forward foreign currency contracts			$2,989,933

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts[2]	—	$57,052	$57,052
Forward foreign currency contracts	$64,648	—	64,648
Total	$64,648	$57,052	$121,700

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	$501,421	$(29,846)	$471,575
Forward foreign currency contracts	11,584,533	—	11,584,533
Total	$12,085,954	$(29,846)	$12,056,108

28	Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$(85,846)	$(85,846)
Forward foreign currency contracts	$2,556,517	—	2,556,517
Total	$2,556,517	$(85,846)	$2,470,671

During the six months ended September 30, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$1,020,824
Futures contracts (to sell)†	3,210,880
Forward foreign currency contracts (to buy)†	3,423,040
Forward foreign currency contracts (to sell)	109,864,214

†	At September 30, 2022, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of September 30, 2022.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Bank of New York	$1,741,068	$(64,287)	$1,676,781	—	$1,676,781
UBS Securities LLC	1,248,865	(361)	1,248,504	—	1,248,504
Total	$2,989,933	$(64,648)	$2,925,285	—	$2,925,285

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at September 30, 2022.

U.S. Low Volatility High Dividend Index ETF

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$288,766

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$49,329

Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(445,161)

During the six months ended September 30, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$3,867,588

5. Fund share transactions

At September 30, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each Fund’s shares are issued and redeemed by the Funds only in Creation Units or Creation Unit aggregations, where 60,000 and 50,000 shares of International Low Volatility High Dividend Index ETF and U.S. Low Volatility High Dividend Index ETF, respectively, constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of each Fund on the transaction date. Transactions in capital shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Deferred capital losses

As of March 31, 2022, International Low Volatility High Dividend Index ETF and U.S. Low Volatility High Dividend Index ETF had deferred capital losses of $5,397,548 and $120,691,386, respectively, which have no expiration date, that will be available to offset future taxable capital gains.

7. Geopolitical risk

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

8. Recent accounting pronouncements

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.

***

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

30	Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report

9. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.

Franklin Low Volatility High Dividend Index ETFs 2022 Semi-Annual Report	31

Board approval of management and subadvisory agreements (unaudited)

Legg Mason ETF Investment Trust

Franklin International Low Volatility High Dividend Index ETF

(formerly Legg Mason International Low Volatility High Dividend ETF)

Franklin U.S. Low Volatility High Dividend Index ETF

(formerly Legg Mason Low Volatility High Dividend ETF)

(each a Fund)

At a meeting held on May 25, 2022 (Meeting), the Board of Trustees (Board) of the Legg Mason ETF Investment Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of (i) the investment management agreement between Legg Mason Partners Fund Advisor, LLC (LMPFA) and the Trust, on behalf of each Fund; (ii) the investment sub-advisory agreement between LMPFA and Franklin Advisers, Inc. (FAV), an affiliate of LMPFA, on behalf of each Fund; and (iii) the investment sub-advisory agreement between LMPFA and Western Asset Management Company, LLC (Western Asset LLC), an affiliate of LMPFA, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. LMPFA, FAV and Western Asset LLC are each referred to herein as a Manager.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, subsequently, requested additional information from management that the Independent Trustees reviewed and considered at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund, as well as each Fund’s tracking error against a specified benchmark index as of a recent period; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of the Legg Mason family of funds into the Franklin Templeton (FT) family of funds, and developing strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and recent geopolitical concerns.

32	Franklin Low Volatility High Dividend Index ETFs

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), each Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to being a global leader in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and governance and climate control initiatives.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund for various time periods ended February 28, 2022. The Board considered the performance returns for each Fund in comparison to the performance returns of registered funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with management about the performance of the Funds to date, particularly as compared to peers, the importance of performance to asset growth and growth of market share, and the performance of the Funds in periods of volatility. In addition, the Board acknowledged information provided regarding management’s strategy behind the overall product line up, the sources of asset growth, the nature of management’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted management’s high level of client engagement and the strength of its compliance program. A summary of each Fund’s performance results is below.

Franklin International Low Volatility High Dividend Index ETF - The Performance Universe for the Fund included the Fund and all retail and institutional international multi-cap value funds and exchange-traded funds. The Fund commenced operations on July 27, 2016 and thus has been in operation for less than ten years. The Board noted that the Fund’s annualized total return for the one-year and five-year periods was above the median of its Performance Universe, but for the three-year period was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Franklin U.S. Low Volatility High Dividend Index ETF - The Performance Universe for the Fund included the Fund and all retail and institutional multi-cap value funds and exchange-traded funds. The Fund commenced operations on December 28, 2015, and thus has been in operation for less than ten years. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best) of its Performance Universe, but for the three- and five-year periods was below the median of its Performance Universe. The Board also noted that, while the Fund’s annualized total return was below median for the three- and five-year periods, it was 10.54% and 8.73%, respectively. The Board concluded that the Fund’s performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio, noting that each Fund pays a Unified Fee (as defined below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

Franklin Low Volatility High Dividend Index ETFs	33

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Franklin International Low Volatility High Dividend Index ETF - The Expense Group for the Fund was comprised of strategic beta exchange-traded funds, which included the Fund and eight other international multi-cap value funds. The Board noted that the Management Rate for the Fund was only one basis point above the median of its Expense Group, and that its actual total expense ratio was only three basis points above the median of its Expense Group. The Board further noted that the Fund has a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement the Manager pays for all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee (Unified Fee Arrangement). The Board also noted that each of FAV and Western Asset LLC is paid by LMPFA out of the Unified Fee LMPFA receives from the Fund and that the allocation of the fee between LMPFA and each of FAV and Western Asset LLC reflected the services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to each of FAV and Western Asset LLC are reasonable.

Franklin U.S. Low Volatility High Dividend Index ETF - The Expense Group for the Fund was comprised of strategic beta exchange-traded funds, which included the Fund and seven other multi-cap value funds. The Board noted that the Management Rate for the Fund and its actual total expense ratio was only one basis point or less above the median of its Expense Group. The Board further noted that the Fund has a Unified Fee and the terms of the Unified Fee Arrangement. The Board also noted that each of FAV and Western Asset LLC is paid by LMPFA out of the Unified Fee LMPFA receives from the Fund and that the allocation of the fee between LMPFA and each of FAV and Western Asset LLC reflected the services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to each of FAV and Western Asset LLC are reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2021, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of LMPFA’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that any of the Funds will generate significant, if any,

34	Franklin Low Volatility High Dividend Index ETFs

profit for LMPFA and/or its affiliates for some time. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that, as of December 31, 2021, the Franklin International Low Volatility High Dividend Index ETF’s net assets were approximately $83 million and the Franklin U.S. Low Volatility High Dividend Index ETF’s net assets were approximately $780 million. The Board also noted management’s representation that, while the Franklin U.S. Low Volatility High Dividend Index ETF had net assets of approximately $780 million, the Fund was not profitable. The Board recognized that there would not likely be any economies of scale for a Fund until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Franklin Low Volatility High Dividend Index ETFs	35

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP for the Franklin Templeton and Legg Mason Funds is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

36	Franklin Low Volatility High Dividend Index ETFs

Franklin Low Volatility High Dividend Index ETFs

Trustees

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

Jennifer M. Johnson

Chair

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Franklin Low Volatility High Dividend Index ETFs

Franklin International Low Volatility High Dividend Index ETF

Franklin U.S. Low Volatility High Dividend Index ETF

The Funds are separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Franklin Low Volatility High Dividend Index ETFs

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin International Low Volatility High Dividend Index ETF and Franklin U.S. Low Volatility High Dividend Index ETF. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

ETF Index Disclaimers

Franklin International Low Volatility High Dividend Index ETF

The MSCI World ex-US IMI Index (the “MSCI Index”) was used by Franklin Advisers, Inc. (“Franklin Advisers”), the Fund’s subadviser, as the reference universe for selection of the component securities included in the QS International Low Volatility High Dividend Hedged Index (the “Underlying Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the Underlying Index or Legg Mason International Low Volatility High Dividend ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the Underlying Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the MSCI Index, the Underlying Index or the Fund.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade mark or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or the Underlying Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in this Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.

Franklin Advisers does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Franklin Advisers shall not have any liability for any errors, omissions or interruptions therein. Franklin Advisers makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. Franklin Advisers makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Franklin Advisers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

Franklin U.S. Low Volatility High Dividend Index ETF

Solactive AG does not sponsor, promote, sell or support in any manner the Legg Mason Low Volatility High Dividend ETF (the “Fund”). Solactive AG does not offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive US Broad Market Index (the “Solactive Index” or the “Underlying Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Solactive Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Fund.

Solactive AG does not offer any express or implicit guarantee or assurance either with regard to the results of using the Fund’s Underlying Index and/or Underlying Index trade mark or the Underlying Index Price at any time or in any other respect. The Fund’s Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or Underlying Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Fund.

Franklin Advisers, Inc. (“Franklin Advisers”) does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Franklin Advisers shall not have any liability for any errors, omissions or interruptions therein. Franklin Advisers makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. Franklin Advisers makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Franklin Advisers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

LMETF S 11/22 SR22-4536

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit  99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer

Date:	November 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer

Date:	November 23, 2022

By:	/s/ Vivek Pai
Vivek Pai
Principal Financial Officer

Date:	November 23, 2022